IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY	9 Months Ended
Dec. 31, 2021
In-process Research And Development And Deferred Tax Liability
IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY

NOTE 10. IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY

In-process research and development (“IPR&D”) consists of the following projects (in 000’$):

Project #	Description	Value as of December 31, 2021	Value as of March 31, 2021
iOx:
PORT 2 (IMM60)	Melanoma & Lung Cancers	$84,213	$84,213
PORT 3 (IMM65)	Ovarian/Prostate Cancers	32,997	32,997
		117,210	117,210
Oncomer/Saugatuck	DNA Aptamers	178	178
		$117,388	$117,388

Deferred tax liability		$23,606	$24,050

As of December 31, 2021, management assessed whether any indications of impairment existed for the Company’s IPR&D. As indicated above, the Company did identify an external indicator of potential impairment but concluded that no test for impairment was required. Accordingly, no impairment was recorded for the three and nine months ended December 31, 2021.

Deferred tax liability (DTL) represents iOx’s estimated tax on the difference between book and tax basis of the IPR&D, which is taxable in the United Kingdom. During the three and nine months ended December 31, 2021, the Company recorded deferred tax (expense) benefit of $(0.1) million and $0.5 million, respectively, to reflect the effect of the change in currency translation rates, for this obligation settleable in Great British Pounds.